Derivative Instruments - Schedule of Derivative-Related Credit Risk (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost	[1]	$ 10,295	$ 17,511
Derivative credit risk equivalents	[1]	42,410	50,096
Derivative credit risk weighted assets		8,236	7,879
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2,056	5,525
Derivative credit risk equivalents before master netting agreements	[1]	7,966	11,389
Derivative credit risk weighted assets before master netting agreements		1,621	1,319
Interest rate contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,882	5,128
Derivative credit risk equivalents before master netting agreements	[1]	7,666	10,792
Derivative credit risk weighted assets before master netting agreements		1,615	1,307
Interest rate contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	174	397
Derivative credit risk equivalents before master netting agreements	[1]	300	597
Derivative credit risk weighted assets before master netting agreements		6	12
Interest rate contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1	4
Derivative credit risk equivalents before master netting agreements	[1]	140	131
Derivative credit risk weighted assets before master netting agreements		77	67
Interest rate contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]		7
Derivative credit risk equivalents before master netting agreements	[1]		11
Interest rate contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	171	231
Derivative credit risk equivalents before master netting agreements	[1]	296	359
Derivative credit risk weighted assets before master netting agreements		6	7
Interest rate contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,265	4,133
Derivative credit risk equivalents before master netting agreements	[1]	5,133	8,718
Derivative credit risk weighted assets before master netting agreements		1,006	764
Interest rate contract [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	571	943
Derivative credit risk equivalents before master netting agreements	[1]	2,219	1,773
Derivative credit risk weighted assets before master netting agreements		471	430
Interest rate contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	45	48
Derivative credit risk equivalents before master netting agreements	[1]	174	170
Derivative credit risk weighted assets before master netting agreements		61	46
Interest rate contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	3	159
Derivative credit risk equivalents before master netting agreements	[1]	4	227
Derivative credit risk weighted assets before master netting agreements			5
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	4,375	4,225
Derivative credit risk equivalents before master netting agreements	[1]	16,387	14,657
Derivative credit risk weighted assets before master netting agreements		3,389	2,330
Foreign exchange contracts [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	4,372	4,218
Derivative credit risk equivalents before master netting agreements	[1],[2]	16,379	14,643
Derivative credit risk weighted assets before master netting agreements	[2]	3,389	2,330
Foreign exchange contracts [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	3	7
Derivative credit risk equivalents before master netting agreements	[1]	8	14
Foreign exchange contracts [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	2	2
Derivative credit risk equivalents before master netting agreements	[1],[2]	118	88
Derivative credit risk weighted assets before master netting agreements	[2]	39	30
Foreign exchange contracts [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]		7
Derivative credit risk equivalents before master netting agreements	[1]		10
Foreign exchange contracts [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative credit risk equivalents before master netting agreements	[1]		2
Foreign exchange contracts [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	1,921	1,645
Derivative credit risk equivalents before master netting agreements	[1],[2]	6,517	5,535
Derivative credit risk weighted assets before master netting agreements	[2]	1,313	880
Foreign exchange contracts [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	2,300	2,250
Derivative credit risk equivalents before master netting agreements	[1],[2]	9,296	8,339
Derivative credit risk weighted assets before master netting agreements	[2]	1,908	1,237
Foreign exchange contracts [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1],[2]	149	321
Derivative credit risk equivalents before master netting agreements	[1],[2]	448	681
Derivative credit risk weighted assets before master netting agreements	[2]	129	183
Foreign exchange contracts [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	3
Derivative credit risk equivalents before master netting agreements	[1]	8	2
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,094	5,502
Derivative credit risk equivalents before master netting agreements	[1]	4,055	10,524
Derivative credit risk weighted assets before master netting agreements		929	1,643
Commodity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	519	3,721
Derivative credit risk equivalents before master netting agreements	[1]	2,568	7,446
Derivative credit risk weighted assets before master netting agreements		899	1,582
Commodity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	575	1,781
Derivative credit risk equivalents before master netting agreements	[1]	1,487	3,078
Derivative credit risk weighted assets before master netting agreements		30	61
Commodity contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	47	126
Derivative credit risk equivalents before master netting agreements	[1]	331	403
Derivative credit risk weighted assets before master netting agreements		106	107
Commodity contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	3	303
Derivative credit risk equivalents before master netting agreements	[1]	83	471
Derivative credit risk weighted assets before master netting agreements		2	9
Commodity contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	243	1,122
Derivative credit risk equivalents before master netting agreements	[1]	869	2,055
Derivative credit risk weighted assets before master netting agreements		17	41
Commodity contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	468	3,160
Derivative credit risk equivalents before master netting agreements	[1]	1,957	6,107
Derivative credit risk weighted assets before master netting agreements		683	1,281
Commodity contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	4	435
Derivative credit risk equivalents before master netting agreements	[1]	280	936
Derivative credit risk weighted assets before master netting agreements		110	194
Commodity contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	329	356
Derivative credit risk equivalents before master netting agreements	[1]	535	552
Derivative credit risk weighted assets before master netting agreements		11	11
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	2,324	2,162
Derivative credit risk equivalents before master netting agreements	[1]	12,909	12,964
Derivative credit risk weighted assets before master netting agreements		2,216	2,484
Equity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	684	582
Derivative credit risk equivalents before master netting agreements	[1]	8,274	9,076
Derivative credit risk weighted assets before master netting agreements		2,123	2,406
Equity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	1,640	1,580
Derivative credit risk equivalents before master netting agreements	[1]	4,635	3,888
Derivative credit risk weighted assets before master netting agreements		93	78
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements	[1]	446	97
Derivative credit risk equivalents before master netting agreements	[1]	1,093	562
Derivative credit risk weighted assets before master netting agreements		$ 81	$ 103

[1]	Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk (SA-CCR) in accordance with the CAR Guideline issued by OSFI. The table therefore excludes loan commitment derivatives.
[2]	Gold contracts are included in foreign exchange contracts.